Other liabilities	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Other liabilities
6.	Other liabilities:

	July 31, 2012	April 30, 2012
Current:
Foreign currency embedded derivatives and forward contracts (note 11)	$12,796	$11,089
Unfavorable contract credits	0	2,913
Residual value guarantees	83	83
Lease aircraft return costs	451	1,632
Fixed interest rate obligations	2,772	2,900
Contract inducement	785	801
Deferred gains on sale-leasebacks of aircraft	1,899	1,853
Aircraft modifications	2,245	2,377

	$21,031	$23,648

Non-current:
Accrued pension obligations	$103,226	$107,699
Foreign currency embedded derivatives and forward contracts (note 11)	18,371	17,384
Residual value guarantees	17,779	17,345
Contract inducement	9,826	10,233
Insurance claims accrual	12,682	13,646
Fixed interest rate obligations	2,531	3,137
Deferred gains on sale-leasebacks of aircraft	15,547	14,475
Deferred rent liabilities	2,087	2,013
Other	5,121	5,589

	$187,170	$191,521

14.	Other liabilities:

	2012	2011

Current:

Foreign currency embedded derivatives and foreign currency contracts	$11,089	$10,755
Unfavorable contract credits	2,913	12,238
Residual value guarantees	83	—
Lease aircraft return costs	1,632	1,585
Fixed interest rate obligations (a)	2,900	3,167
Contract inducement (note 3)	801	824
Deferred gains on sale-leasebacks of aircraft	1,853	589
Aircraft modifications	2,377	3,148

	$23,648	$32,306

Non-current:

Accrued pension obligations (note 20)	$107,699	$103,877
Foreign currency embedded derivatives and foreign currency contracts	17,384	24,807
Unfavorable contract credits	—	3,060
Residual value guarantees	17,345	12,852
Contract inducement (note 3)	10,233	11,323
Insurance claims accrual (b)	13,646	10,417
Fixed interest rate obligations (a)	3,137	6,262
Deferred gains on sale-leasebacks of aircraft	14,475	4,683
Deferred rent liabilities	2,013	3,645
Other	5,589	7,728

	$191,521	$188,654

(a)	Fixed interest rate obligations:

As part of the acquisition of the Predecessor, the Company acquired certain operating leases where swap arrangements were entered into with lessors to fix the interest rate on these leases’ floating interest rates. These swap arrangements are a separately identifiable contractual right that were valued as part of the acquisition. These fixed interest rate obligations are being amortized over the related lease term as a charge to lease costs, recorded in direct costs in the statement of operations.

(b)	Insurance claims accrual:

The insurance claims accrual relates solely to the Company’s reinsurance subsidiary, CHC Reinsurance S.A. The amount represents accruals for losses that have been reported, but not yet paid and accruals for losses that have been incurred, but not yet reported. The reinsurance subsidiary reinsures certain employee benefits, death and disability benefits, loss of license insurance and coverage not available in the commercial insurance market for the operations of the Company.